Income Taxes (Summary Of Components Of Provision For Income Taxes From Continuing Operations) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current income tax expense, U.S.									$ 94.2	$ 45.0	$ 36.4
Current income tax expense, Non-U.S.									107.3	166.0	88.3
Current Income Tax Expense, Total									201.5	211.0	124.7
Deferred income tax expense (benefit), U.S.									19.8	29.6	(9.7)
Deferred income tax expense (benefit), Non-U.S.									(8.6)	(2.5)	(3.4)
Deferred income tax expense									11.2	27.1	(13.1)
Total provision for income taxes	$ 48.0	$ 65.4	$ 48.5	$ 50.8	$ 120.6	$ 44.3	$ 40.4	$ 32.8	$ 212.7	$ 238.1	$ 111.6